LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS [Text Block]

10. LONG-TERM INVESTMENTS

As of December 31, 2014 and 2013, long-term investments consist of:

	December 31,	December 31,
	2014	2013
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,100,828	$1,106,235
Tianditu Co., Ltd.( "Tianditu")	1,303,200	1,309,600
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	81,450	81,850
Hubei Information Science and Technology Co., Ltd.( " HIST")	162,900	163,700
	$2,648,378	$2,661,385

Geo holds a 20% ownership interest in Tianhe. Although Geo owns 20% of Tianhe, Geo’s management does not have the ability to exercise significant influence over operating and financial policies of Tianhe due to the following factors:

a.	The Company and Geo do not participate in the policy making, operations, or financial processes of Tianhe;
b.	There are no intercompany transactions between the Company or Geo and Tianhe;
c.	There is no interchange of managerial personnel;
d.	The Company and Geo do not nominate or hold a board position at Tianhe; and
e.	There is no technological or financial dependence between the Company or Geo and Tianhe.

Geo holds an 8% ownership interest in Tianditu which was set up in 2010 to provide online map services.

Geo holds an approximately 8% ownership interest in Yili which was set up in 2002 to provide GIS solution services.

Geo holds a 10% ownership interest in HIST which was set up in 2012 to provide geographic information data gathering and processing, and geographic information software development business.

Management regularly evaluates the impairment of the Company’s cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. As of December 31, 2014 and 2013, management assessed the possible impairment of its investments and determined that there was no other-than-temporary impairment in the value of its investments.